OPERATING LEASES (Details) - Building		12 Months Ended
	Mar. 01, 2014 floor	Mar. 31, 2015 CNY (¥) floor	Mar. 31, 2014 CNY (¥)
Operating leases
Number of floor leased | floor	1	1
Operating lease term	6 years
Property on Operating Lease, gross		¥ 26,251,157	¥ 26,251,157
Less: Accumulated depreciation		(5,038,472)	(4,156,433)
Property and equipment, net		21,212,685	¥ 22,094,724
Future minimum rentals
2016		3,308,825
2017		3,475,825
2018		3,647,360
2019		3,830,195
2020		3,663,927
Total		¥ 17,926,132